SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Stock Options Fair Value Assumptions

The fair value of stock options is determined using the Black-Scholes model. The weighted-average assumptions used in estimating the fair value of stock options granted during each year, along with the weighted-average grant-date fair values, were as follows:

years ended December 31	2017	2016	2015
Expected volatility	19%	20%	20%
Expected life (in years)	5.5	5.5	5.5
Risk-free interest rate	2.1%	1.4%	1.7%
Dividend yield	1.0%	1.2%	2.9%
Fair value per stock option	$10	$7	$9

Summary of Stock Option Activity

The following table summarizes stock option activity for the year ended December 31, 2017 and the outstanding stock options as of December 31, 2017.

(options and aggregate intrinsic values in thousands)	Options	Weighted- average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value
Outstanding as of January 1, 2017	33,076	$35.73
Granted	5,822	$51.42
Exercised	(9,031)	$33.80
Forfeited	(1,605)	$41.81
Expired	(54)	$34.25
Outstanding as of December 31, 2017	28,208	$39.25	6.2	$715,900
Vested or expected to vest as of December 31, 2017	27,712	$39.07	6.1	$708,533
Exercisable as of December 31, 2017	16,364	$35.51	4.8	$476,756

Summary of Stock Option Activity

The following table summarizes nonvested RSU activity for the year ended December 31, 2017.

(share units in thousands)	Share units	Weighted- average grant-date fair value
Nonvested RSUs as of January 1, 2017	2,698	$32.90
Granted	1,145	$55.11
Vested	(1,355)	$29.84
Forfeited	(287)	$38.41
Nonvested RSUs as of December 31, 2017	2,201	$45.65

Performance Stock Units Fair Value

The assumptions used in estimating the fair value of these PSUs granted during the period, along with the grant-date fair values, were as follows:

years ended December 31	2017	2016	2015
Baxter volatility	19%	20%	19%
Peer group volatility	16%-54%	17%-51%	16%-38%
Correlation of returns	0.19-0.58	0.22-0.73	0.24-0.55
Risk-free interest rate	1.6%	1.0%	1.1%
Fair value per PSU	$69	$51	$46

Summary of Nonvested Performance Stock Unit Activity

The following table summarizes nonvested PSU activity for the year ended December 31, 2017.

(share units in thousands)	Share units	Weighted- average grant-date fair value
Nonvested PSUs as of January 1, 2017	278	$46.82
Granted	461	$62.22
Vested	(194)	$34.35
Forfeited	(85)	$52.31
Nonvested PSUs as of December 31, 2017	460	$66.50